Intangible assets (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,044	$ 2,714